UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1810

                             OPPENHEIMER GLOBAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Vodafone Group plc                                                          3.1%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   3.0
--------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                               1.8
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                                       1.7
--------------------------------------------------------------------------------
Husky Energy, Inc.                                                          1.7
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                                1.7
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                                           1.6
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      1.5
--------------------------------------------------------------------------------
Microsoft Corp.                                                             1.4
--------------------------------------------------------------------------------
Transocean, Inc.                                                            1.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              37.0%
--------------------------------------------------------------------------------
United Kingdom                                                             13.1
--------------------------------------------------------------------------------
Japan                                                                      10.3
--------------------------------------------------------------------------------
France                                                                      7.9
--------------------------------------------------------------------------------
Sweden                                                                      5.2
--------------------------------------------------------------------------------
Germany                                                                     3.4
--------------------------------------------------------------------------------
India                                                                       3.0
--------------------------------------------------------------------------------
Switzerland                                                                 2.8
--------------------------------------------------------------------------------
Korea, Republic of South                                                    2.6
--------------------------------------------------------------------------------
Brazil                                                                      2.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments.


                          8 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                          United States/Canada              39.2%
                          Europe                            36.4
                          Asia                              19.0
                          Latin America                      5.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments.

--------------------------------------------------------------------------------


                          9 | OPPENHEIMER GLOBAL FUND
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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased with the Fund's performance during the reporting period and attribute our higher return compared to that of the MSCI World Index to the success of our individual stock selection strategy.

      It is important to bear in mind that a discussion of the stocks that added to or detracted from performance is merely meant to illustrate our investment approach rather than suggest any attempt to make a country, sector or thematic bet. With that logic in mind, the Fund actually benefited from quite a few of its holdings, mostly for company-specific reasons. Some of the Fund's largest gains stemmed from our holdings in Sirius Satellite Radio, one of the two satellite radio companies in the U.S. This was a long term holding where a significant portion of the payoff we expected in our initial investment came in the past year as the rollout of satellite radio accelerated and the potentially unique content available on it, grew.

      Another clear winner for the Fund was AMD, whose new dual core processor chip achieved significant traction in the server market ahead of Intel's competitive offering. The market's skepticism of AMD's competitive position turned to acceptance over the period helping the stock's rise.

      Hyundai Heavy Industries, the world's largest shipbuilder, is another of the Fund's best performing stocks. A long-term holding for us, we bought the stock on the belief that the average tanker age was high and the move toward double-hulled tankers would create a demand for new ship construction. The stock was very reasonably priced due to some concerns over their ownership of non-core businesses, among other things. Those issues have now been resolved and the stock almost tripled during the reporting period.

      Otherwise, two of the Fund's energy stocks - Husky Energy, Inc. and Transocean, Inc.-- an oil reserves company and driller, respectively, helped fuel performance due to the rising cost of oil and natural gas. On balance, a few of the Fund's stocks hindered returns during the reporting period, including JDS Uniphase Corp., an optical components company. We had bought this stock in previous years believing that there was a significant opportunity for a turnaround and that the risk was reflected in its stock price. However, the turnaround never really materialized and we have since sold the stock. Another negative contributor was Symantec Corp., the software company. After a long run of stellar performance, the stock price fell back upon its merger with Veritas Software Corp., and we sold our position there. Our holdings in International Game Technology, the world's largest manufacturer of casino gaming machines, also disappointed. The company's earnings


                          10 | OPPENHEIMER GLOBAL FUND
growth did not meet investors' expectations and consequently, its stock price fell. However, we believe the long-term prospects remain strong, the company is a leader in its industry and its stock is reasonably priced. Therefore, we added modestly to the stock on its weakness.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2005. In the case of Class A and Class B shares, performance is measured over a ten fiscal year period; in the case of Class C shares, from the inception of the class on October 2, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on November 17, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                          11 | OPPENHEIMER GLOBAL FUND
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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Fund (Class A)

      MSCI World Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Oppenheimer Global          MSCI World
                                        Fund (Class A)              Index

      09/30/1995                             9,425                  10,000
      12/31/1995                             9,527                  10,488
      03/31/1996                             9,993                  10,927
      06/30/1996                            10,395                  11,257
      09/30/1996                            10,649                  11,420
      12/31/1996                            11,196                  11,956
      03/31/1997                            11,678                  12,003
      06/30/1997                            13,051                  13,824
      09/30/1997                            14,147                  14,233
      12/31/1997                            13,638                  13,896
      03/31/1998                            15,169                  15,900
      06/30/1998                            15,388                  16,238
      09/30/1998                            12,754                  14,305
      12/31/1998                            15,371                  17,341
      03/31/1999                            15,945                  17,975
      06/30/1999                            17,518                  18,849
      09/30/1999                            17,861                  18,584
      12/31/1999                            24,360                  21,736
      03/31/2000                            27,635                  21,974
      06/30/2000                            26,736                  21,211
      09/30/2000                            26,280                  20,160
      12/31/2000                            25,349                  18,928
      03/31/2001                            21,703                  16,510
      06/30/2001                            23,297                  16,968
      09/30/2001                            19,158                  14,541
      12/31/2001                            22,359                  15,801
      03/31/2002                            22,699                  15,899
      06/30/2002                            20,613                  14,441
      09/30/2002                            16,866                  11,799
      12/31/2002                            17,340                  12,713
      03/31/2003                            15,971                  12,085
      06/30/2003                            19,340                  14,169
      09/30/2003                            21,206                  14,869
      12/31/2003                            24,809                  17,005
      03/31/2004                            25,878                  17,468
      06/30/2004                            25,604                  17,650
      09/30/2004                            25,358                  17,490
      12/31/2004                            29,441                  19,598
      03/31/2005                            28,433                  19,402
      06/30/2005                            29,262                  19,519
      09/30/2005                            32,052                  20,902

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  19.13%      5-Year  2.83%      10-Year  12.35%


                          12 | OPPENHEIMER GLOBAL FUND
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CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Fund (Class B)

      MSCI World Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Oppenheimer Global          MSCI World
                                        Fund (Class B)              Index

      09/30/1995                            10,000                  10,000
      12/31/1995                            10,089                  10,488
      03/31/1996                            10,562                  10,927
      06/30/1996                            10,964                  11,257
      09/30/1996                            11,207                  11,420
      12/31/1996                            11,758                  11,956
      03/31/1997                            12,239                  12,003
      06/30/1997                            13,652                  13,824
      09/30/1997                            14,767                  14,233
      12/31/1997                            14,206                  13,896
      03/31/1998                            15,767                  15,900
      06/30/1998                            15,972                  16,238
      09/30/1998                            13,208                  14,305
      12/31/1998                            15,887                  17,341
      03/31/1999                            16,452                  17,975
      06/30/1999                            18,038                  18,849
      09/30/1999                            18,359                  18,584
      12/31/1999                            24,985                  21,736
      03/31/2000                            28,292                  21,974
      06/30/2000                            27,318                  21,211
      09/30/2000                            26,805                  20,160
      12/31/2000                            25,802                  18,928
      03/31/2001                            22,048                  16,510
      06/30/2001                            23,625                  16,968
      09/30/2001                            19,402                  14,541
      12/31/2001                            22,644                  15,801
      03/31/2002                            22,988                  15,899
      06/30/2002                            20,875                  14,441
      09/30/2002                            17,081                  11,799
      12/31/2002                            17,561                  12,713
      03/31/2003                            16,175                  12,085
      06/30/2003                            19,586                  14,169
      09/30/2003                            21,476                  14,869
      12/31/2003                            25,125                  17,005
      03/31/2004                            26,208                  17,468
      06/30/2004                            25,930                  17,650
      09/30/2004                            25,681                  17,490
      12/31/2004                            29,816                  19,598
      03/31/2005                            28,795                  19,402
      06/30/2005                            29,634                  19,519
      09/30/2005                            32,460                  20,902

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  20.35%      5-Year  2.88%      10-Year  12.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          13 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Fund (Class C)

      MSCI World Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Oppenheimer Global          MSCI World
                                        Fund (Class C)              Index

      10/02/1995                            10,000                  10,000
      12/31/1995                            10,117                  10,488
      03/31/1996                            10,587                  10,927
      06/30/1996                            10,990                  11,257
      09/30/1996                            11,234                  11,420
      12/31/1996                            11,785                  11,956
      03/31/1997                            12,267                  12,003
      06/30/1997                            13,685                  13,824
      09/30/1997                            14,801                  14,233
      12/31/1997                            14,241                  13,896
      03/31/1998                            15,807                  15,900
      06/30/1998                            16,007                  16,238
      09/30/1998                            13,242                  14,305
      12/31/1998                            15,927                  17,341
      03/31/1999                            16,491                  17,975
      06/30/1999                            18,080                  18,849
      09/30/1999                            18,402                  18,584
      12/31/1999                            25,049                  21,736
      03/31/2000                            28,363                  21,974
      06/30/2000                            27,383                  21,211
      09/30/2000                            26,870                  20,160
      12/31/2000                            25,866                  18,928
      03/31/2001                            22,100                  16,510
      06/30/2001                            23,677                  16,968
      09/30/2001                            19,434                  14,541
      12/31/2001                            22,637                  15,801
      03/31/2002                            22,939                  15,899
      06/30/2002                            20,790                  14,441
      09/30/2002                            16,979                  11,799
      12/31/2002                            17,421                  12,713
      03/31/2003                            16,015                  12,085
      06/30/2003                            19,359                  14,169
      09/30/2003                            21,181                  14,869
      12/31/2003                            24,732                  17,005
      03/31/2004                            25,748                  17,468
      06/30/2004                            25,426                  17,650
      09/30/2004                            25,134                  17,490
      12/31/2004                            29,126                  19,598
      03/31/2005                            28,075                  19,402
      06/30/2005                            28,839                  19,519
      09/30/2005                            31,529                  20,902

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  24.44%      5-Year  3.25%      Since Inception (10/2/95)  12.18%


                          14 | OPPENHEIMER GLOBAL FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Fund (Class N)

      MSCI World Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Oppenheimer Global          MSCI World
                                        Fund (Class N)              Index

      03/01/2001                            10,000                  10,000
      03/31/2001                             9,044                   9,345
      06/30/2001                             9,699                   9,604
      09/30/2001                             7,975                   8,231
      12/31/2001                             9,304                   8,944
      03/31/2002                             9,439                   8,999
      06/30/2002                             8,566                   8,174
      09/30/2002                             7,008                   6,678
      12/31/2002                             7,199                   7,196
      03/31/2003                             6,631                   6,840
      06/30/2003                             8,021                   8,020
      09/30/2003                             8,785                   8,416
      12/31/2003                            10,269                   9,625
      03/31/2004                            10,700                   9,887
      06/30/2004                            10,576                   9,990
      09/30/2004                            10,466                   9,900
      12/31/2004                            12,137                  11,093
      03/31/2005                            11,709                  10,982
      06/30/2005                            12,039                  11,048
      09/30/2005                            13,175                  11,831

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  24.88%      5-Year  N/A      Since Inception (3/1/01)  6.20%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          15 | OPPENHEIMER GLOBAL FUND
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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Fund (Class Y)

      MSCI World Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Oppenheimer Global          MSCI World
                                        Fund (Class Y)              Index

      11/17/1998                            10,000                  10,000
      12/31/1998                            10,907                  10,490
      03/31/1999                            11,328                  10,874
      06/30/1999                            12,454                  11,402
      09/30/1999                            12,710                  11,242
      12/31/1999                            17,353                  13,148
      03/31/2000                            19,701                  13,293
      06/30/2000                            19,075                  12,831
      09/30/2000                            18,764                  12,195
      12/31/2000                            18,098                  11,450
      03/31/2001                            15,497                   9,987
      06/30/2001                            16,651                  10,264
      09/30/2001                            13,691                   8,796
      12/31/2001                            15,989                   9,558
      03/31/2002                            16,241                   9,617
      06/30/2002                            14,753                   8,736
      09/30/2002                            12,077                   7,137
      12/31/2002                            12,422                   7,690
      03/31/2003                            11,449                   7,310
      06/30/2003                            13,872                   8,571
      09/30/2003                            15,214                   8,994
      12/31/2003                            17,812                  10,287
      03/31/2004                            18,590                  10,566
      06/30/2004                            18,404                  10,677
      09/30/2004                            18,239                  10,580
      12/31/2004                            21,189                  11,855
      03/31/2005                            20,474                  11,737
      06/30/2005                            21,092                  11,807
      09/30/2005                            23,121                  12,644

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/05

1-Year  26.76%      5-Year  4.26%      Since Inception (11/17/98)  12.98%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          16 | OPPENHEIMER GLOBAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                          17 | OPPENHEIMER GLOBAL FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          18 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                          19 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                          BEGINNING         ENDING            EXPENSES
                          ACCOUNT           ACCOUNT           PAID DURING
                          VALUE             VALUE             6 MONTHS ENDED
                          (4/1/05)          (9/30/05)         SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Class A Actual            $1,000.00         $1,127.30         $ 5.99
--------------------------------------------------------------------------------
Class A Hypothetical       1,000.00          1,019.45           5.69
--------------------------------------------------------------------------------
Class B Actual             1,000.00          1,122.60          10.26
--------------------------------------------------------------------------------
Class B Hypothetical       1,000.00          1,015.44           9.75
--------------------------------------------------------------------------------
Class C Actual             1,000.00          1,123.00          10.00
--------------------------------------------------------------------------------
Class C Hypothetical       1,000.00          1,015.69           9.49
--------------------------------------------------------------------------------
Class N Actual             1,000.00          1,125.20           8.07
--------------------------------------------------------------------------------
Class N Hypothetical       1,000.00          1,017.50           7.67
--------------------------------------------------------------------------------
Class Y Actual             1,000.00          1,129.30           4.01
--------------------------------------------------------------------------------
Class Y Hypothetical       1,000.00          1,021.31           3.81

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2005 are as follows:

CLASS                  EXPENSE RATIOS
-------------------------------------
Class A                     1.12%
-------------------------------------
Class B                     1.92
-------------------------------------
Class C                     1.87
-------------------------------------
Class N                     1.51
-------------------------------------
Class Y                     0.75

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                          20 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  September 30, 2005
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.0%
--------------------------------------------------------------------------------
AUTOMOBILES--1.4%
Porsche AG,
Preference                                           89,019     $    68,354,353
--------------------------------------------------------------------------------
Toyota Motor Corp.                                2,601,812         120,060,037
                                                                ----------------
                                                                    188,414,390

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Carnival Corp.                                    1,589,032          79,419,819
--------------------------------------------------------------------------------
International Game
Technology                                        2,947,682          79,587,414
--------------------------------------------------------------------------------
Starbucks Corp. 1                                 1,306,606          65,460,961
                                                                ----------------
                                                                    224,468,194

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.0%
Koninklijke (Royal)
Philips Electronics
NV                                                5,782,646         153,661,803
--------------------------------------------------------------------------------
Sony Corp.                                        3,803,528         125,728,702
                                                                ----------------
                                                                    279,390,505

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.1%
Amazon.com, Inc. 1                                1,098,784          49,774,915
--------------------------------------------------------------------------------
eBay, Inc. 1                                      4,472,310         184,259,172
--------------------------------------------------------------------------------
GUS plc                                           3,109,003          46,857,681
                                                                ----------------
                                                                    280,891,768

--------------------------------------------------------------------------------
MEDIA--4.8%
Grupo Televisa SA,
Sponsored GDR                                     1,678,572         120,370,398
--------------------------------------------------------------------------------
JC Decaux SA 1                                    1,938,699          42,779,296
--------------------------------------------------------------------------------
Pearson plc                                       6,618,437          76,928,707
--------------------------------------------------------------------------------
Singapore Press
Holdings Ltd.                                    22,875,786          62,669,960
--------------------------------------------------------------------------------
Sirius Satellite
Radio, Inc. 1,2                                  24,884,532         162,993,685
--------------------------------------------------------------------------------
Television
Broadcasts Ltd.                                  11,601,266          70,962,387
--------------------------------------------------------------------------------
WPP Group plc                                     4,241,370          43,164,782
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                               19,685,229          77,366,018
                                                                ----------------
                                                                    657,235,233

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Circuit City Stores,
Inc./Circuit City
Group                                               547,500     $     9,395,100
--------------------------------------------------------------------------------
DSG International
plc                                              23,155,635          61,466,824
--------------------------------------------------------------------------------
Gap, Inc. (The)                                   2,048,162          35,699,464
--------------------------------------------------------------------------------
Hennes & Mauritz
AB, B Shares                                      7,028,706         250,631,882
--------------------------------------------------------------------------------
Industria de
Diseno Textil SA                                  2,430,548          71,334,634
--------------------------------------------------------------------------------
Tiffany & Co.                                       935,178          37,192,029
                                                                ----------------
                                                                    465,719,933

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Coach, Inc. 1                                     2,290,600          71,833,216
--------------------------------------------------------------------------------
LVMH Moet
Hennessey Louis
Vuitton                                           1,874,304         154,530,683
                                                                ----------------
                                                                    226,363,899

--------------------------------------------------------------------------------
CONSUMER STAPLES--6.4%
--------------------------------------------------------------------------------
BEVERAGES--1.5%
Companhia
de Bebidas das
Americas, ADR,
Preference                                        2,180,210          81,060,208
--------------------------------------------------------------------------------
Fomento Economico
Mexicano SA de
CV, UBD                                          11,155,146          77,952,247
--------------------------------------------------------------------------------
Grupo Modelo SA
de CV, Series C                                  15,408,976          49,849,620
                                                                ----------------
                                                                    208,862,075

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury
Schweppes plc                                    12,956,915         130,720,957
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.4%
Hindustan Lever Ltd.                             22,048,096          90,865,945
--------------------------------------------------------------------------------
Reckitt Benckiser plc                             7,796,170         237,476,817
                                                                ----------------
                                                                    328,342,762

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.2%
Gillette Co.                                      1,886,404         109,788,713


                          21 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS Continued
Shiseido Co. Ltd.                                 3,840,160     $    55,622,222
                                                                ----------------
                                                                    165,410,935

--------------------------------------------------------------------------------
TOBACCO--0.3%
Altria Group, Inc.                                  514,876          37,951,510
--------------------------------------------------------------------------------
ENERGY--9.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
GlobalSantaFe Corp.                               2,898,716         132,239,424
--------------------------------------------------------------------------------
Technip SA                                        2,705,910         160,739,360
--------------------------------------------------------------------------------
Transocean, Inc. 1                                3,076,332         188,609,915
                                                                ----------------
                                                                    481,588,699

--------------------------------------------------------------------------------
OIL & GAS--5.7%
BP plc, ADR                                       1,980,458         140,315,449
--------------------------------------------------------------------------------
Burlington
Resources, Inc.                                   1,685,248         137,044,367
--------------------------------------------------------------------------------
Chevron Corp.                                     1,819,416         117,770,798
--------------------------------------------------------------------------------
ENI SpA                                           2,299,836          68,299,919
--------------------------------------------------------------------------------
Husky Energy, Inc.                                4,158,883         231,001,355
--------------------------------------------------------------------------------
Neste Oil Oyj 1                                     423,700          15,699,382
--------------------------------------------------------------------------------
Total SA, B Shares                                  257,918          70,146,669
                                                                ----------------
                                                                    780,277,939

--------------------------------------------------------------------------------
FINANCIALS--15.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
3i Group plc                                      4,328,974          59,861,641
--------------------------------------------------------------------------------
Credit Suisse Group                               3,076,586         136,177,342
--------------------------------------------------------------------------------
Northern Trust
Corp.                                             2,702,644         136,618,654
                                                                ----------------
                                                                    332,657,637

--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.1%
Anglo Irish Bank
Corp.                                             5,000,000          67,904,573
--------------------------------------------------------------------------------
Australia & New
Zealand Banking
Group Ltd.                                        1,835,465          33,593,503
--------------------------------------------------------------------------------
HSBC Holdings plc                                 7,871,988         128,064,982
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                     2,679,500          75,695,875
--------------------------------------------------------------------------------
Resona Holdings,
Inc. 1                                               23,822          61,975,708

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Royal Bank of
Scotland Group
plc (The)                                         7,112,019     $   201,835,025
--------------------------------------------------------------------------------
Societe Generale,
Cl. A                                             1,101,243         125,669,158
                                                                ----------------
                                                                    694,738,824
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
American
Express Co.                                       2,279,742         130,948,380
--------------------------------------------------------------------------------
Citigroup, Inc.                                     790,963          36,004,636
--------------------------------------------------------------------------------
Credit Saison
Co. Ltd.                                          1,870,856          82,072,436
--------------------------------------------------------------------------------
Investor AB, B Shares                             3,078,942          47,846,961
--------------------------------------------------------------------------------
JPMorgan
Chase & Co.                                       2,981,540         101,163,652
--------------------------------------------------------------------------------
Morgan Stanley                                    2,728,602         147,180,792
                                                                ----------------
                                                                    545,216,857

--------------------------------------------------------------------------------
INSURANCE--4.0%
ACE Ltd.                                          2,515,451         118,402,279
--------------------------------------------------------------------------------
Allianz AG                                        1,059,411         143,113,751
--------------------------------------------------------------------------------
Berkshire Hathaway,
Inc., Cl. B 1                                        28,150          76,877,650
--------------------------------------------------------------------------------
Everest Re
Group Ltd.                                          491,818          48,148,982
--------------------------------------------------------------------------------
Manulife
Financial Corp.                                   1,300,000          69,333,333
--------------------------------------------------------------------------------
Prudential plc                                    9,996,650          90,716,742
                                                                ----------------
                                                                    546,592,737

--------------------------------------------------------------------------------
HEALTH CARE--13.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.6%
Affymetrix, Inc. 1                                1,500,000          69,345,000
--------------------------------------------------------------------------------
Amgen, Inc. 1                                     1,776,366         141,523,079
--------------------------------------------------------------------------------
Amylin
Pharmaceuticals,
Inc. 1                                              609,900          21,218,421
--------------------------------------------------------------------------------
Eyetech
Pharmaceuticals,
Inc. 1                                            2,021,204          36,300,824
--------------------------------------------------------------------------------
Genentech, Inc. 1                                 1,014,052          85,393,319


                          22 | OPPENHEIMER GLOBAL FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Genzyme Corp.
(General Division) 1                                961,736     $    68,898,767
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                           2,723,302         132,788,206
--------------------------------------------------------------------------------
Wyeth                                             1,424,096          65,892,922
                                                                ----------------
                                                                    621,360,538

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Boston Scientific
Corp. 1                                           2,650,600          61,944,522
--------------------------------------------------------------------------------
Essilor
International SA                                    688,866          57,043,288
--------------------------------------------------------------------------------
Medtronic, Inc.                                     566,450          30,373,049
--------------------------------------------------------------------------------
Nektar
Therapeutics 1,2                                  1,260,528          17,092,760
--------------------------------------------------------------------------------
Smith & Nephew plc                               10,347,627          86,875,096
--------------------------------------------------------------------------------
Swiss Medical SA 1,2,3                              960,000          12,069,515
                                                                ----------------
                                                                    265,398,230

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Express Scripts, Inc. 1                           1,271,190          79,068,018
--------------------------------------------------------------------------------
Quest Diagnostics,
Inc.                                              2,125,594         107,427,521
                                                                ----------------
                                                                    186,495,539

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.3%
Chugai
Pharmaceutical
Co. Ltd.                                          2,959,082          56,663,850
--------------------------------------------------------------------------------
Novartis AG                                       1,561,448          79,185,092
--------------------------------------------------------------------------------
Pfizer, Inc.                                      2,568,486          64,135,095
--------------------------------------------------------------------------------
Roche Holdings AG                                 1,205,648         167,452,405
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                 2,690,063         222,272,497
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                               7,354,380         100,412,541
--------------------------------------------------------------------------------
Takeda
Pharmaceutical
Co. Ltd.                                            574,200          34,193,023
                                                                ----------------
                                                                    724,314,503

--------------------------------------------------------------------------------
INDUSTRIALS--8.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Boeing Co.                                        1,092,684          74,247,878

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Empresa Brasileira
de Aeronautica
SA, ADR                                           3,724,596     $   143,769,406
--------------------------------------------------------------------------------
European Aeronautic
Defence & Space Co.                               4,069,050         144,266,540
--------------------------------------------------------------------------------
Lockheed Martin
Corp.                                             1,038,810          63,408,962
--------------------------------------------------------------------------------
Northrop
Grumman Corp.                                     1,157,100          62,888,385
--------------------------------------------------------------------------------
Raytheon Co.                                      2,257,684          85,837,146
                                                                ----------------
                                                                    574,418,317

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
Contax Participacoes
SA, Preference 1                                  5,000,000           3,093,893
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.3%
JGC Corp.                                         1,909,040          35,224,873
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
Emerson Electric Co.                              1,228,100          88,177,580
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
3M Co.                                            1,163,100          85,325,016
--------------------------------------------------------------------------------
Hutchison
Whampoa Ltd.                                      5,515,920          57,062,345
--------------------------------------------------------------------------------
Siemens AG                                        1,538,169         118,590,880
                                                                ----------------
                                                                    260,978,241

--------------------------------------------------------------------------------
MACHINERY--0.9%
Fanuc Ltd.                                          486,100          39,309,355
--------------------------------------------------------------------------------
Hyundai Heavy
Industries Co. Ltd.                               1,200,000          89,238,141
                                                                ----------------
                                                                    128,547,496

--------------------------------------------------------------------------------
MARINE--0.4%
Peninsular &
Oriental Steam
Navigation Co.                                    9,803,519          57,753,199
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                               17,836,205          44,614,316
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.7%
Cisco Systems, Inc. 1                             4,337,406          77,769,690
--------------------------------------------------------------------------------
Corning, Inc. 1                                   8,728,398         168,719,933
--------------------------------------------------------------------------------
Hoya Corp. 1                                      2,605,212          88,584,552


                          23 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Juniper Networks,
Inc. 1                                            1,678,134     $    39,922,808
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                    2,684,986         120,153,124
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares                                        112,124,236         412,453,300
                                                                ----------------
                                                                    907,603,407

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.3%
International Business
Machines Corp.                                    1,312,187         105,263,641
--------------------------------------------------------------------------------
Nidec Corp. 1                                       321,154          18,869,778
--------------------------------------------------------------------------------
Sun Microsystems,
Inc. 1                                           13,523,420          53,011,806
                                                                ----------------
                                                                    177,145,225

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
Hoya Corp.                                          868,404          29,005,272
--------------------------------------------------------------------------------
Keyence Corp.                                       262,938          66,362,311
--------------------------------------------------------------------------------
Murata
Manufacturing
Co. Ltd.                                          1,935,804         108,611,263
--------------------------------------------------------------------------------
Nidec Corp.                                         321,154          19,096,102
--------------------------------------------------------------------------------
Tandberg ASA                                      5,486,062          73,540,335
                                                                ----------------
                                                                    296,615,283

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Yahoo Japan Corp.                                    12,323          14,533,229
--------------------------------------------------------------------------------
Yahoo! Japan Corp. 1                                 12,323          14,654,730
                                                                ----------------
                                                                     29,187,959

--------------------------------------------------------------------------------
IT SERVICES--1.2%
Infosys
Technologies Ltd.                                 2,981,873         170,751,322
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Canon, Inc.                                         820,788          44,499,527
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--4.6%
Advanced Micro
Devices, Inc. 1                                   9,136,642         230,243,378
--------------------------------------------------------------------------------
Altera Corp. 1                                    1,638,018          31,302,524
--------------------------------------------------------------------------------
Cree, Inc. 1                                      2,662,068          66,604,941
--------------------------------------------------------------------------------
International
Rectifier Corp. 1                                 1,240,140          55,905,511

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Samsung
Electronics Co.                                     244,440     $   138,435,479
--------------------------------------------------------------------------------
Silicon
Laboratories, Inc. 1                                616,766          18,743,519
--------------------------------------------------------------------------------
Taiwan
Semiconductor
Manufacturing
Co. Ltd.                                         50,000,000          80,306,158
                                                                ----------------
                                                                    621,541,510

--------------------------------------------------------------------------------
SOFTWARE--5.3%
Adobe Systems, Inc.                               2,443,400          72,935,490
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                   3,463,196          55,965,247
--------------------------------------------------------------------------------
Enix Corp.                                        1,509,168          41,744,076
--------------------------------------------------------------------------------
Intuit, Inc. 1                                    1,365,400          61,183,574
--------------------------------------------------------------------------------
Microsoft Corp.                                   7,412,102         190,713,380
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                   296,100          34,677,885
--------------------------------------------------------------------------------
Novell, Inc. 1                                   10,456,359          77,899,875
--------------------------------------------------------------------------------
SAP AG                                              809,415         140,082,639
--------------------------------------------------------------------------------
Trend Micro, Inc.                                 1,321,580          42,087,631
                                                                ----------------
                                                                    717,289,797

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.7%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
France Telecom SA                                 3,534,858         101,451,126
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA,
Preference                                        5,000,000          82,257,197
                                                                ----------------
                                                                    183,708,323

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.3%
KDDI Corp.                                           29,336         166,002,480
--------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                         6,113,336         133,515,258
--------------------------------------------------------------------------------
Vodafone
Group plc                                       163,299,843         424,839,968
                                                                ----------------
                                                                    724,357,706


                          24 | OPPENHEIMER GLOBAL FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--1.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Energias de
Portugal SA                                      13,761,310     $    38,370,578
--------------------------------------------------------------------------------
Fortum Oyj                                        2,446,406          49,101,593
                                                                ----------------
                                                                     87,472,171

--------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Hong Kong &
China Gas Co. Ltd.                               31,138,280          64,224,572
                                                                ----------------
Total Common Stocks
(Cost $9,597,506,892)                                            13,589,618,381

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
--------------------------------------------------------------------------------
Undivided interest of 6.58% in joint
repurchase agreement (Principal Amount/Value
$951,774,000, with a maturity value of
$952,055,566) with UBS Warburg LLC, 3.55%,
dated 9/30/05, to be repurchased at
$62,660,532 on 10/3/05, collateralized by
Federal National Mortgage Assn., 5%,
10/1/35, with a value of $972,647,107
(Cost $62,642,000)                             $ 62,642,000     $    62,642,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $9,660,148,892)                                 100.2%     13,652,260,381
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                           (0.2)        (33,665,567)
                                               ---------------------------------
NET ASSETS                                            100.0%    $13,618,594,814
                                               =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $192,155,960, which represents 1.41% of the Fund's net assets, all of which is considered restricted. See Note 6 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2005 amounts to $12,069,515. Transactions during the period in which the issuer was an affiliate are as follows:

                                    SHARES       GROSS        GROSS               SHARES
                        SEPTEMBER 30, 2004   ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------
Swiss Medical SA                   960,000          --           --              960,000

                                                              VALUE             DIVIDEND
                                                         SEE NOTE 1               INCOME
----------------------------------------------------------------------------------------
Swiss Medical SA                                        $12,069,515                 $ --


                          25 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                           VALUE     PERCENT
--------------------------------------------------------------------------------
United States                                       $ 5,058,081,177        37.0%
United Kingdom                                        1,786,877,870        13.1
Japan                                                 1,399,991,583        10.3
France                                                1,078,898,617         7.9
Sweden                                                  710,932,143         5.2
Germany                                                 470,141,623         3.4
India                                                   414,679,160         3.0
Switzerland                                             382,814,839         2.8
Korea, Republic of South                                361,188,878         2.6
Brazil                                                  310,180,704         2.3
Canada                                                  300,334,688         2.2
Mexico                                                  248,172,265         1.8
Hong Kong                                               192,249,304         1.4
The Netherlands                                         153,661,803         1.1
Cayman Islands                                          118,402,279         0.9
Taiwan                                                   80,306,158         0.6
Australia                                                78,207,819         0.6
Norway                                                   73,540,335         0.5
Spain                                                    71,334,634         0.5
Italy                                                    68,299,919         0.5
Ireland                                                  67,904,573         0.5
Finland                                                  64,800,975         0.5
Singapore                                                62,669,960         0.5
Bermuda                                                  48,148,982         0.4
Portugal                                                 38,370,578         0.3
Argentina                                                12,069,515         0.1
                                                    ----------------------------
Total                                               $13,652,260,381       100.0%
                                                    ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $9,629,758,892)                                               $13,640,190,866
Affiliated companies (cost $30,390,000)                                                         12,069,515
                                                                                           ---------------
                                                                                            13,652,260,381
----------------------------------------------------------------------------------------------------------
Cash                                                                                             6,616,051
----------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $29,506,200)                                                     28,423,098
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                44,231,438
Interest and dividends                                                                          19,952,283
Shares of beneficial interest sold                                                               5,789,993
Other                                                                                              298,902
                                                                                           ---------------
Total assets                                                                                13,757,572,146

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                              350,457
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                          113,279,224
Shares of beneficial interest redeemed                                                          12,266,818
Distribution and service plan fees                                                               7,832,457
Transfer and shareholder servicing agent fees                                                    2,273,861
Trustees' compensation                                                                           1,838,532
Shareholder communications                                                                         434,257
Other                                                                                              701,726
                                                                                           ---------------
Total liabilities                                                                              138,977,332

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $13,618,594,814
                                                                                           ===============

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $ 9,284,534,008
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                               26,945,507
----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                 316,076,271
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                            3,991,039,028
                                                                                           ---------------
NET ASSETS                                                                                 $13,618,594,814
                                                                                           ===============


                          27 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $10,418,176,423 and
157,472,991 shares of beneficial interest outstanding)                                                $66.16
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)       $70.20
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,488,389,873 and 24,114,055 shares
of beneficial interest outstanding)                                                                   $61.72
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,135,133,970 and 18,098,587 shares
of beneficial interest outstanding)                                                                   $62.72
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $324,646,661 and 4,954,449 shares
of beneficial interest outstanding)                                                                   $65.53
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $252,247,887 and 3,784,529 shares of beneficial interest outstanding)                              $66.65

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $16,708,305)       $ 213,316,175
--------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $9,104)                 6,230,366
--------------------------------------------------------------------------------
Other income                                                            170,979
                                                                  --------------
Total investment income                                             219,717,520

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      79,724,568
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              22,516,747
Class B                                                              14,278,670
Class C                                                               9,969,198
Class N                                                               1,353,870
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              18,963,623
Class B                                                               3,291,729
Class C                                                               1,888,925
Class N                                                                 926,880
Class Y                                                                 351,378
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 836,891
Class B                                                                 505,116
Class C                                                                 181,700
Class N                                                                  21,202
--------------------------------------------------------------------------------
Custodian fees and expenses                                           2,667,722
--------------------------------------------------------------------------------
Trustees' compensation                                                  465,763
--------------------------------------------------------------------------------
Other                                                                   239,521
                                                                  --------------
Total expenses                                                      158,183,503
Less reduction to custodian expenses                                    (59,950)
Less waivers and reimbursements of expenses                              (3,082)
                                                                  --------------
Net expenses                                                        158,120,471

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                61,597,049


                          29 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                $   948,848,786
Foreign currency transactions                                                  149,861,186
                                                                           ----------------
Net realized gain                                                            1,098,709,972
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  1,984,111,892
Translation of assets and liabilities denominated in foreign currencies       (260,442,539)
                                                                           ----------------
Net change in unrealized appreciation                                        1,723,669,353

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 2,883,976,374
                                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          30 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30,                                                    2005                2004
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                                            $    61,597,049     $    31,051,548
-----------------------------------------------------------------------------------------------------
Net realized gain                                                  1,098,709,972         423,432,005
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              1,723,669,353       1,140,650,984
                                                                 ------------------------------------
Net increase in net assets resulting from operations               2,883,976,374       1,595,134,537

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                              (53,439,395)        (45,971,142)
Class B                                                                       --            (103,670)
Class C                                                                       --            (905,176)
Class N                                                                 (747,836)           (659,860)
Class Y                                                               (3,744,450)         (2,540,733)

-----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                               48,893,746       1,198,420,216
Class B                                                             (162,051,963)       (120,869,542)
Class C                                                               66,000,503         119,596,640
Class N                                                               43,621,630          89,288,298
Class Y                                                             (235,964,750)         88,747,022

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase                                                     2,586,543,859       2,920,136,590
-----------------------------------------------------------------------------------------------------
Beginning of period                                               11,032,050,955       8,111,914,365
                                                                 ------------------------------------
End of period (including accumulated net investment income of
$26,945,507 and $6,868,275, respectively)                        $13,618,594,814     $11,032,050,955
                                                                 ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          31 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                2005              2004              2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     52.64       $     44.32       $     35.25      $     40.04       $     67.48
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .39 1             .21               .21              .07               .20
Net realized and unrealized gain (loss)             13.47              8.45              8.86            (4.86)           (15.68)
                                              -------------------------------------------------------------------------------------
Total from investment operations                    13.86              8.66              9.07            (4.79)           (15.48)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 (.34)             (.34)               --               --                --
Distributions from net realized gain                   --                --                --               --            (11.96)
                                              -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.34)             (.34)               --               --            (11.96)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     66.16       $     52.64       $     44.32      $     35.25       $     40.04
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  26.40%            19.58%            25.73%          (11.96)%          (27.10)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $10,418,176       $ 8,232,135       $ 5,904,063      $ 4,559,330       $ 4,876,120
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 9,449,471       $ 7,542,447       $ 4,950,791      $ 5,552,582       $ 5,851,970
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.66%             0.48%             0.59%            0.18%             0.42%
Total expenses                                       1.12% 4           1.15% 4,5         1.23% 4          1.23% 4           1.12% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%               22%               46%              27%               36%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          32 | OPPENHEIMER GLOBAL FUND

CLASS B      YEAR ENDED SEPTEMBER 30,                2005              2004              2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     49.24       $     41.52       $     33.30      $     38.11       $     65.26
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.09) 1           (.31)             (.25)            (.32)             (.06)
Net realized and unrealized gain (loss)             12.57              8.03              8.47            (4.49)           (15.13)
                                              -------------------------------------------------------------------------------------
Total from investment operations                    12.48              7.72              8.22            (4.81)           (15.19)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                   --              -- 2                --               --                --
Distributions from net realized gain                   --                --                --               --            (11.96)
                                              -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        --                --                --               --            (11.96)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     61.72       $     49.24       $     41.52      $     33.30       $     38.11
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  25.35%            18.60%            24.69%          (12.62)%          (27.68)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 1,488,390       $ 1,329,910       $ 1,224,725      $ 1,119,360       $ 1,386,315
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 1,430,704       $ 1,361,457       $ 1,113,678      $ 1,456,440       $ 1,731,624
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                 (0.16)%           (0.39)%           (0.27)%          (0.60)%           (0.35)%
Total expenses                                       1.93%             1.98%             2.07%            2.00%             1.89%
Expenses after payments and waivers and
reduction to custodian expenses                      1.93%             1.97%             2.07%            2.00%             1.89%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%               22%               46%              27%               36%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          33 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C      YEAR ENDED SEPTEMBER 30,                2005              2004              2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period          $     50.00       $     42.19       $     33.82      $     38.71       $     66.09
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.06) 1           (.04)             (.04)            (.12)              .07
Net realized and unrealized gain (loss)             12.78              7.91              8.41            (4.77)           (15.49)
                                              -------------------------------------------------------------------------------------
Total from investment operations                    12.72              7.87              8.37            (4.89)           (15.42)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                   --              (.06)               --               --                --
Distributions from net realized gain                   --                --                --               --            (11.96)
                                              -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        --              (.06)               --               --            (11.96)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     62.72       $     50.00       $     42.19      $     33.82       $     38.71
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  25.44%            18.66%            24.75%          (12.63)%          (27.67)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 1,135,134       $   846,382       $   610,815      $   463,949       $   418,525
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $   998,745       $   778,637       $   508,597      $   521,168       $   448,751
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (0.10)%           (0.29)%           (0.20)%          (0.56)%           (0.33)%
Total expenses                                       1.88%             1.91%             2.02%            1.99%             1.89%
Expenses after payments and waivers and
reduction to custodian expenses                      1.87%             1.91%             2.02%            1.99%             1.89%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%               22%               46%              27%               36%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          34 | OPPENHEIMER GLOBAL FUND

CLASS N      YEAR ENDED SEPTEMBER 30,                2005              2004              2003             2002            2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     52.21       $     44.04       $     35.13      $     39.98       $     50.13
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .16 2             .09               .10              .07               .01
Net realized and unrealized gain (loss)             13.33              8.32              8.81            (4.92)           (10.16)
                                              -------------------------------------------------------------------------------------
Total from investment operations                    13.49              8.41              8.91            (4.85)           (10.15)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 (.17)             (.24)               --               --                --
Distributions from net realized gain                   --                --                --               --                --
                                              -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.17)             (.24)               --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     65.53       $     52.21       $     44.04      $     35.13       $     39.98
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  25.88%            19.13%            25.36%          (12.13)%          (20.25)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $   324,647       $   219,888       $   108,641      $    51,077       $     5,971
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $   272,659       $   173,134       $    77,891      $    33,737       $     1,717
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                0.27%             0.14%             0.36%            0.14%             0.13%
Total expenses                                       1.51%             1.58%             1.66%            1.45%             1.41%
Expenses after payments and waivers and
reduction to custodian expenses                      1.51%             1.53%             1.53%            1.45%             1.41%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%               22%               46%              27%               36%

1 For the period from March 1, 2001 (inception of offering) to September 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          35 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y      YEAR ENDED SEPTEMBER 30,                2005              2004              2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     52.99       $     44.57       $     35.38      $     40.11       $     67.53
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .49 1             .28               .20              .12               .22
Net realized and unrealized gain (loss)             13.64              8.55              8.99            (4.85)           (15.68)
                                              -------------------------------------------------------------------------------------
Total from investment operations                    14.13              8.83              9.19            (4.73)           (15.46)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 (.47)             (.41)               --               --                --
Distributions from net realized gain                   --                --                --               --            (11.96)
                                              -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.47)             (.41)               --               --            (11.96)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     66.65       $     52.99       $     44.57      $     35.38       $     40.11
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  26.76%            19.89%            25.98%          (11.79)%          (27.04)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $   252,248       $   403,736       $   263,670      $   164,363       $   165,281
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $   252,837       $   350,225       $   207,637      $   191,788       $   194,016
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.82%             0.73%             0.82%            0.37%             0.54%
Total expenses                                       0.81%             0.91%             1.06%            1.15%             1.06%
Expenses after payments and waivers and
reduction to custodian expenses                      0.81%             0.91%             1.03%            1.05%             1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%               22%               46%              27%               36%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          36 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all


                          37 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                          38 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
       UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED     OTHER INVESTMENTS
       NET INVESTMENT       LONG-TERM                 LOSS    FOR FEDERAL INCOME
       INCOME                    GAIN   CARRYFORWARD 1,2,3          TAX PURPOSES
       -------------------------------------------------------------------------
       $72,293,820      $ 323,547,766          $ 3,167,345       $ 3,943,146,945

1. The Fund had $3,167,345 of post-October foreign currency losses which were deferred.

2. During the fiscal year ended September 30, 2005, the Fund utilized $722,207,750 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for September 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                   INCREASE TO               REDUCTION TO
                                   ACCUMULATED            ACCUMULATED NET
       INCREASE TO              NET INVESTMENT              REALIZED GAIN
       PAID-IN CAPITAL                  INCOME           ON INVESTMENTS 4
       ------------------------------------------------------------------
       $39,363,985                $ 16,411,864               $ 55,775,849

4. $38,723,572, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.


                          39 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004 was as follows:

                                              YEAR ENDED              YEAR ENDED
                                          SEPT. 30, 2005          SEPT. 30, 2004
       -------------------------------------------------------------------------
       Distributions paid from:
       Ordinary income                      $ 57,931,681             $50,180,581

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities                 $ 9,708,391,431
      Federal tax cost of other investments              128,269,489
                                                     ----------------
      Total federal tax cost                         $ 9,836,660,920
                                                     ================

      Gross unrealized appreciation                  $ 4,115,875,173
      Gross unrealized depreciation                     (172,728,228)
                                                     ----------------
      Net unrealized appreciation                    $ 3,943,146,945
                                                     ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2005, the Fund's projected benefit obligations were increased by $160,555 and payments of $82,138 were made to retired trustees, resulting in an accumulated liability of $1,468,171 as of September 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded


                          40 | OPPENHEIMER GLOBAL FUND
on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                             YEAR ENDED SEPTEMBER 30, 2005               YEAR ENDED SEPTEMBER 30, 2004
                                              SHARES                AMOUNT                SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                      35,961,963       $ 2,131,410,668            47,232,140       $ 2,434,011,628
Dividends and/or
distributions reinvested                     841,709            50,266,867               875,280            43,142,565
Acquisition-Note 7                                --                    --               166,248             8,004,833
Redeemed                                 (35,702,882)       (2,132,783,789) 1        (25,116,225)       (1,286,738,810)
                                         ------------------------------------------------------------------------------
Net increase                               1,100,790       $    48,893,746            23,157,443       $ 1,198,420,216
                                         ==============================================================================


                          41 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST Continued

                                             YEAR ENDED SEPTEMBER 30, 2005               YEAR ENDED SEPTEMBER 30, 2004
                                              SHARES                AMOUNT                SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                       3,391,199       $   187,952,048             4,707,264       $   226,618,309
Dividends and/or
distributions reinvested                          --                    --                 2,038                94,560
Acquisition-Note 7                                --                    --                83,141             3,748,829
Redeemed                                  (6,288,270)         (350,004,011) 1         (7,281,248)         (351,331,240)
                                         ------------------------------------------------------------------------------
Net decrease                              (2,897,071)      $  (162,051,963)           (2,488,805)      $  (120,869,542)
                                         ==============================================================================

-----------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                       4,062,463       $   229,916,707             4,703,952       $   230,083,697
Dividends and/or
distributions reinvested                          --                    --                16,328               769,364
Acquisition-Note 7                                --                    --                37,334             1,710,663
Redeemed                                  (2,890,444)         (163,916,204) 1         (2,309,286)         (112,967,084)
                                         ------------------------------------------------------------------------------
Net increase                               1,172,019       $    66,000,503             2,448,328       $   119,596,640
                                         ==============================================================================

-----------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                       2,249,401       $   132,942,125             2,703,277       $   137,977,645
Dividends and/or
distributions reinvested                      12,325               731,377                13,215               648,081
Acquisition-Note 7                                --                    --                 1,891                90,471
Redeemed                                  (1,519,197)          (90,051,872) 1           (973,451)          (49,427,899)
                                         ------------------------------------------------------------------------------
Net increase                                 742,529       $    43,621,630             1,744,932       $    89,288,298
                                         ==============================================================================

-----------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                       2,741,373       $   164,137,908             3,679,907       $   189,916,227
Dividends and/or
distributions reinvested                      62,062             3,724,357                50,924             2,521,267
Acquisition-Note 7                                --                    --                 2,075               100,485
Redeemed                                  (6,638,267)         (403,827,015) 1         (2,029,360)         (103,790,957)
                                         ------------------------------------------------------------------------------
Net increase (decrease)                   (3,834,832)      $  (235,964,750)            1,703,546       $    88,747,022
                                         ==============================================================================

1. Net of redemption fees of $67,936, $10,286, $7,180, $1,960 and $1,818 for
Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2005, were as follows:

                                                 PURCHASES                 SALES
       -------------------------------------------------------------------------
       Investment securities                $3,749,555,317        $3,491,266,135

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Effective January 1, 2005, the management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which


                          42 | OPPENHEIMER GLOBAL FUND
provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $2.5 billion, 0.60% of the next $2.5 billion and 0.58% of average annual net assets in excess of $11 billion. Prior to January 1, 2005, the management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provided for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $2.5 billion and 0.60% of average annual net assets in excess of $8.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2005, the Fund paid $25,206,404 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service


                          43 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2005 for Class B, Class C and Class N shares were $10,537,147, $11,902,976 and $2,819,766, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                CLASS A            CLASS B            CLASS C          CLASS N
                             CLASS A         CONTINGENT         CONTINGENT         CONTINGENT       CONTINGENT
                           FRONT-END           DEFERRED           DEFERRED           DEFERRED         DEFERRED
                       SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES    SALES CHARGES
                         RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY      RETAINED BY
YEAR ENDED               DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
September 30, 2005        $2,906,965            $36,381         $2,232,103           $143,656         $214,339

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2005, OFS waived $3,082 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                          44 | OPPENHEIMER GLOBAL FUND

As of September 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                          CONTRACT         VALUATION AS OF
                                      EXPIRATION            AMOUNT           SEPTEMBER 30,          UNREALIZED
CONTRACT DESCRIPTION                       DATES            (000S)                    2005        DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Japanese Yen [JPY]               10/3/05-10/4/05        11,269,399 JPY        $ 99,310,955           $ 346,019
                                                                                                     ---------
CONTRACTS TO SELL
Canadian Dollar [CAD]                    10/3/05               637 CAD             547,666               4,438
                                                                                                     ---------
Total unrealized depreciation                                                                        $ 350,457
                                                                                                     =========

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                          VALUATION AS OF            UNREALIZED
                                 ACQUISITION                                SEPTEMBER 30,          APPRECIATION
SECURITY                               DATES                  COST                   2005        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Nektar Therapeutics                  6/25/03          $ 14,307,000           $ 17,092,760          $  2,785,760
Sirius Satellite Radio, Inc.          3/5/03            22,814,519            162,993,685           140,179,166
Swiss Medical SA             5/19/94-7/10/02            30,390,000             12,069,515           (18,320,485)
                                                      ----------------------------------------------------------
                                                      $ 67,511,519           $192,155,960          $124,644,441
                                                      ==========================================================

--------------------------------------------------------------------------------
7. ACQUISITION OF OPPENHEIMER EUROPE FUND

On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Europe Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Europe Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.134092 for Class A, 0.138901 for Class B, 0.137266 for Class C, 0.133602 for Class N and 0.136217 for Class Y of the Fund to one share of Oppenheimer Global Fund) 166,248; 83,141; 37,334; 1,891 and 2,075 shares of capital stock for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $8,004,833, $3,748,829, $1,710,663, $90,471 and $100,485 in exchange for the net assets, resulting in combined Class A net assets of $6,408,114,533, Class B net assets of $1,306,165,730, Class C net assets of $663,476,264, Class N net assets of $123,310,171 and Class Y net assets of $290,474,300 on October 16, 2003. The net assets acquired included net unrealized appreciation of $941,452 and unused capital loss carryforward of $9,550,246 potential utilization subject


                          45 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. ACQUISITION OF OPPENHEIMER EUROPE FUND Continued

to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                          46 | OPPENHEIMER GLOBAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Fund, including the statement of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
November 16, 2005


                          47 | OPPENHEIMER GLOBAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.3396, $0.1749 and $0.4716 per share were paid to Class A, Class N and Class Y shareholders, respectively, on December 7, 2004, none of which was designated as a "capital gain distribution" for federal income tax purposes.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2005 which are not designated as capital gain distributions should be multiplied by 42.72% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $197,292,070 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $15,202,761 of foreign income taxes paid by the Fund during the fiscal year ended September 30, 2005. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      $83,555,102 of gross income was derived from sources within foreign countries or possessions of the United States.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          48 | OPPENHEIMER GLOBAL FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a joint special meeting of shareholders was held at which the eleven Trustees identified below were elected (Proposal No. 1). The meeting was adjourned until September 16, 2005 to allow the Fund to solicit additional votes for the proposals to change, add or eliminate certain fundamental investment policies (Proposal No. 2) as described in the Fund's proxy statement for that meeting. On September 16, 2005, the meeting was reconvened and the proposals regarding changes in, or the addition or elimination of, certain fundamental investment policies were approved (Proposal No. 2). The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                                    FOR        WITHHELD             TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                115,294,999.158   4,993,653.452   120,288,652.610
Robert G. Galli                115,309,408.689   4,979,243.921   120,288,652.610
Phillip A. Griffiths           115,504,871.587   4,783,781.023   120,288,652.610
Mary F. Miller                 115,457,472.463   4,831,180.147   120,288,652.610
Joel W. Motley                 115,553,269.740   4,735,382.870   120,288,652.610
John V. Murphy                 115,513,868.113   4,774,784.497   120,288,652.610
Kenneth A. Randall             115,276,113.441   5,012,539.169   120,288,652.610
Russell S. Reynolds, Jr        115,275,287.507   5,013,365.103   120,288,652.610
Joseph M. Wikler               115,519,734.037   4,768,918.573   120,288,652.610
Peter I. Wold                  115,483,775.201   4,804,877.409   120,288,652.610
Clayton K. Yeutter             115,263,857.394   5,024,795.216   120,288,652.610

--------------------------------------------------------------------------------
PROPOSAL NO. 2 Proposal to change the policy on

               FOR                                       AGAINST            ABSTAIN    BROKER NON-VOTE              TOTAL
-------------------------------------------------------------------------------------------------------------------------
2A: Borrowing
    75,759,962.434                                 9,019,068.288      4,845,744.601     21,669,483.000    111,294,258.323
2B: Concentration of Investments
    77,764,593.745                                 7,071,770.720      4,788,410.858     21,669,483.000    111,294,258.323
2C: Diversification of Investments
    78,659,333.646                                 6,402,990.522      4,562,451.155     21,669,483.000    111,294,258.323
2E: Investing to Exercise Control
    77,808,431.764                                 6,990,257.502      4,826,086.057     21,669,483.000    111,294,258.323
2F: Investing in Issuers Whose Shares are
    Owned by the Funds' Trustees and Officers
    75,195,820.578                                 9,419,969.984      5,008,984.761     21,669,483.000    111,294,258.323
2G: Investing in Other Investment Companies
    76,818,991.594                                 8,247,930.246      4,557,853.483     21,669,483.000    111,294,258.323
2H: Lending
    76,212,650.787                                 8,819,033.495      4,593,091.041     21,669,483.000    111,294,258.323
2I: Margin and Short Sales (purchasing)
    75,241,176.100                                 9,631,986.636      4,751,612.587     21,669,483.000    111,294,258.323
2J: Pledging, Mortgaging or Hypothecating of
    Assets
    74,909,391.151                                 9,717,503.560      4,997,880.612     21,669,483.000    111,294,258.323
2K: Real Estate and Commodities
    78,092,182.825                                 7,126,786.603      4,405,805.895     21,669,483.000    111,294,258.323
2L: Senior Securities
    78,449,371.802                                 6,453,084.617      4,722,318.904     21,669,483.000    111,294,258.323
2O: Investment Percentage Restrictions
    77,819,839.609                                 6,907,640.010      4,897,295.704     21,669,483.000    111,294,258.323


                          49 | OPPENHEIMER GLOBAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          50 | OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,               Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board             Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Danielson
of Trustees (since 2003);         Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 1993)              Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December
Age: 74                           2002); Director of ConAgra Foods (1993-2001); Director of Texas Instruments
                                  (1993-2001); Director of FMC Corporation (1993-2001). Oversees 38 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)              (since 2005); Director of ICI Education Foundation (education foundation)
Age: 64                           (since October 1991); President of the Investment Company Institute (trade association) (1991-2004); Director of ICI Mutual Insurance Company (insurance company) (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 1993)              OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,             Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Trustee (since 1999)              2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The
Age: 67                           Andrew W. Mellon Foundation (since 2001); Member of the National Academy of Sciences (since 1979); Member of the American Philosophical Society (since
                                  1996); Council on Foreign Relations (since 2002); Director of the Institute for
                                  Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                  (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)              1998); and Senior Vice President and General Auditor of American Express
Age: 63                           Company (financial services company) (July 1998-February 2003). Oversees
                                  38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)              (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 53                           adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                                  Inc. (privately-held financial adviser) (January 1998-December 2001). Oversees
                                  38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 1986)              February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                           trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens
                                  Mutual Casualty Company, American Motorists Insurance Company and
                                  American Manufacturers Mutual Insurance Company; Former President and
                                  Chief Executive Officer of The Conference Board, Inc. (international economic and business research). Oversees 38 portfolios in the OppenheimerFunds complex.


                          51 | OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 1989)              and executive recruiting) (since 1993); Life Trustee of International House
Age: 73                           (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992)
Trustee (since 2005)              and Cathco (since 1996); Director of Lakes Environmental Association (since
Age: 64                           1996); Member of the Investment Committee of the Associated Jewish Charities
                                  of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                  December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)              company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                           Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                  Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999);
                                  and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1996);
Trustee (since 2005)              Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 62                           (since September 2004); Director of Zurich Financial Investment Advisory
                                  Board (affiliate of the Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August
                                  1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment
                                  Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                  Governor, Jerome Levy Economics Institute of Bard College (August 1990-
                                  September 2001) (economics research); Director of Ray & Berendtson, Inc.
                                  (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in the
                                  OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                  TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                  OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
President and                     (since September 2000) of the Manager; President and Director or Trustee of
Principal Executive Officer       other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2001)                      Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
and Trustee                       Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
(since 2001)                      July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
Age: 56                           Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                  Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                  Legacy Program (charitable trust program established by the Manager) (since
                                  July 2001); Director of the following investment advisory subsidiaries of the
                                  Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont
                                  Capital Management, Inc. (since November 2001), HarbourView Asset


                          52 | OPPENHEIMER GLOBAL FUND

JOHN V. MURPHY,                   Management Corporation and OFI Private Investments, Inc. (since July 2001);
Continued                         President (since November 1, 2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                  Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                  (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                  Chief Operating Officer of the Manager (September 2000-June 2001); President
                                  and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                  (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President,
                                  Chief Executive Officer and Director of MML Bay State Life Insurance Company
                                  (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                  Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                  1998). Oversees 77 portfolios as a Director or Trustee and 10 additional portfolios as officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESS OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. WILBY, MR.
OF THE FUND                       BHAMAN AND MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
                                  NEW YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON
                                  WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL
                                  HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL

WILLIAM L. WILBY,                 Senior Vice President (since July 1994) and Senior Investment Officer, Director
Vice President (since 2002)       of Equities (since July 2004) of the Manager. Formerly, Senior Investment Officer,
Age: 60                           Director of International Equities of the Manager (May 2000-July 2004) and
                                  Senior Vice President of HarbourView Asset Management Corporation (May
                                  1999-November 2001). An officer of 2 portfolios in the OppenheimerFunds complex.

RAJEEV BHAMAN,                    Vice President of the Manager since January 1997; formerly Assistant Vice
Vice President (since 2004)       President of the Manager (March 1996 - January 1997). An officer of 3
Age: 41                           portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer          Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004)                      Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 55                           February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and                     Treasurer of the following: HarbourView Asset Management Corporation,
Principal Financial and           Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Accounting Officer                Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
(since 1999)                      Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 46                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                  2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                  Officer of OFI Trust Company (trust company subsidiary of the Manager)
                                  (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                  Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                  (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.


                          53 | OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 57                           (since December 2001); General Counsel of Centennial Asset Management
                                  Corporation (since December 2001); Senior Vice President and General Counsel
                                  of HarbourView Asset Management Corporation (since December 2001);
                                  Secretary and General Counsel of OAC (since November 2001); Assistant
                                  Secretary (since September 1997) and Director (since November 2001) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                  December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director
                                  of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI
                                  Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                  President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc.
                                  (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting
                                  General Counsel (November 2001-February 2002) and Associate General
                                  Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                  of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                  OppenheimerFunds International Ltd. (September 1997-November 2001).
                                  An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                          54 | OPPENHEIMER GLOBAL FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $59,000 in fiscal 2005 and $54,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $44,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed to the registrant no such fees in fiscal 2005 and $1,859 in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $52,359 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the

Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005